UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  May 31, 2014

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

RIVERBRIDGE GROWTH FUND
Investor Class (RIVRX)
Institutional Class (RIVBX)

SEMI-ANNUAL REPORT
May 31, 2014

RIVERBRIDGE GROWTH FUND
a series of the Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	10
Expense Example	16

This report and the financial statements contained herein are provided for the general information of the shareholders of the Riverbridge Growth Fund.  This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.riverbridge.com

Riverbridge Growth Fund
SCHEDULE OF INVESTMENTS
As of May 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 97.6%
	CONSUMER DISCRETIONARY – 15.9%
12,325	Burberry Group PLC ADR1	$632,642
30,320	Gentex Corp.	876,854
25,580	Grand Canyon Education, Inc.*	1,126,799
12,910	Johnson Controls, Inc.	624,328
49,120	LKQ Corp.*	1,362,589
46,530	Staples, Inc.	523,462
22,745	Starbucks Corp.	1,665,844
7,810	Target Corp.	443,296
		7,255,814
	CONSUMER STAPLES – 2.4%
7,800	United Natural Foods, Inc.*	525,798
7,390	Wal-Mart Stores, Inc.	567,330
		1,093,128
	FINANCIALS – 1.9%
15,825	Portfolio Recovery Associates, Inc.*	882,877

	HEALTH CARE – 18.2%
12,325	Abaxis, Inc.	509,269
5,619	athenahealth, Inc.*	713,107
39,815	Cepheid, Inc.*	1,793,666
11,085	Chemed Corp.	976,367
13,635	IPC The Hospitalist Co., Inc.*	595,168
24,255	MEDNAX, Inc.*	1,397,816
16,905	Neogen Corp.*	638,840
13,800	Patterson Cos., Inc.	540,408
4,475	Perrigo Co.1	618,445
15,040	Roche Holding A.G. ADR1	554,825
		8,337,911
	INDUSTRIALS – 21.6%
4,890	3M Co.	697,070
10,670	Advisory Board Co.*	516,321
27,040	Beacon Roofing Supply, Inc.*	932,880
21,885	Fastenal Co.	1,066,894
9,030	IHS, Inc. - Class A*	1,136,967
12,060	Proto Labs, Inc.*	795,719
37,605	Ritchie Bros Auctioneers, Inc.1	863,035
26,100	Rollins, Inc.	800,487
6,065	Roper Industries, Inc.	859,289
13,195	Stericycle, Inc.*	1,509,112
11,865	Verisk Analytics, Inc. - Class A*	702,289
		9,880,063

Riverbridge Growth Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY – 28.8%
9,085	ANSYS, Inc.*	$667,293
10,610	Cabot Microelectronics Corp.*	456,548
26,335	Cisco Systems, Inc.	648,368
7,195	Concur Technologies, Inc.*	614,237
6,260	CoStar Group, Inc.*	992,523
11,590	Cree, Inc.*	557,711
16,865	Dealertrack Technologies, Inc.*	669,709
18,295	Fiserv, Inc.*	1,099,713
782	Google, Inc. - Class A*	447,030
782	Google, Inc. - Class C*	438,686
36,445	Linear Technology Corp.	1,682,301
32,350	Microsoft Corp.	1,324,409
34,145	National Instruments Corp.	977,913
10,530	Power Integrations, Inc.	529,554
7,885	QUALCOMM, Inc.	634,348
5,675	Ultimate Software Group, Inc.*	721,463
7,065	VMware, Inc. - Class A*	681,773
		13,143,579
	MATERIALS – 6.5%
13,885	Ecolab, Inc.	1,516,103
5,870	Praxair, Inc.	776,249
8,990	Rockwood Holdings, Inc.	686,566
		2,978,918
	UTILITIES – 2.3%
30,590	MDU Resources Group, Inc.	1,036,389

	TOTAL COMMON STOCKS (Cost $39,947,990)	44,608,679

	SHORT-TERM INVESTMENTS – 3.6%
1,630,282	Fidelity Institutional Money Market Fund, 0.05%2	1,630,282

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,630,282)	1,630,282

	TOTAL INVESTMENTS – 101.2% (Cost $41,578,272)	46,238,961
	Liabilities less other assets – (1.2)%	(556,706)

	TOTAL NET ASSETS – 100.0%	$45,682,255

ADR – American Depository Receipt
PLC – Public Limited Company

Riverbridge Growth Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2014 (Unaudited)

*	Non-income producing security.
1	Foreign security denominated in U.S. Dollars.
2	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Riverbridge Growth Fund
SUMMARY OF INVESTMENTS
As of May 31, 2014 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Information Technology	28.8%
Industrials	21.6%
Health Care	18.2%
Consumer Discretionary	15.9%
Materials	6.5%
Consumer Staples	2.4%
Utilities	2.3%
Financials	1.9%
Total Common Stocks	97.6%
Short-Term Investments	3.6%
Total Investments	101.2%
Liabilities less other assets	(1.2)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Riverbridge Growth Fund
STATEMENT OF ASSETS AND LIABILITIES
As of May 31, 2014 (Unaudited)

Assets:
Investments, at value (cost $41,578,272)	$46,238,961
Receivables:
Fund shares sold	16,268
Dividends and interest	40,448
Prepaid expenses	24,665
Total assets	46,320,342

Liabilities:
Payables:
Investment securities purchased	561,393
Fund shares redeemed	22,413
Shareholder Servicing fees (Note 8)	3,246
Distribution fees - Investor Class (Note 7)	1,663
Advisory fees	12,531
Fund accounting fees	8,673
Auditing fees	8,480
Administration fees	6,841
Transfer agent fees and expenses	5,795
Trustees' fees and expenses	2,246
Chief Compliance Officer fees	1,944
Legal fees	893
Custody fees	742
Accrued other expenses	1,227
Total liabilities	638,087
Net Assets	$45,682,255

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$40,663,013
Accumulated net investment loss	(22,425)
Accumulated net realized gain on investments	380,978
Net unrealized appreciation on investments	4,660,689
Net Assets	$45,682,255

Investor Class:
Net assets applicable to shares outstanding	$8,062,334
Shares of beneficial interest issued and outstanding	613,402
Net asset value, offering and redemption price per share	$13.14

Institutional Class:
Net assets applicable to shares outstanding	$37,619,921
Shares of beneficial interest issued and outstanding	2,852,414
Net asset value, offering and redemption price per share	$13.19

See accompanying Notes to Financial Statements.

Riverbridge Growth Fund
STATEMENT OF OPERATIONS
For the Six Months Ended May 31, 2014 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $3,567)	$189,777
Interest	290
Total investment income	190,067

Expenses:
Advisory fees	152,650
Transfer agent fees and expenses	27,643
Administration fees	25,820
Fund accounting fees	24,606
Registration fees	17,464
Custody fees	12,070
Distribution fees - Investor Class (Note 7)	9,019
Auditing fees	8,482
Shareholder reporting fees	6,001
Miscellaneous	5,921
Chief Compliance Officer fees	5,686
Shareholder Servicing fees (Note 8)	5,155
Legal fees	4,987
Trustees' fees and expenses	2,747
Offering costs	2,135
Insurance fees	697

Total expenses	311,083
Advisory fees waived	(98,591)
Net expenses	212,492
Net investment loss	(22,425)

Realized and Unrealized Gain (Loss) from Investments:
Net realized gain on investments	380,989
Net change in unrealized appreciation/depreciation on investments	(1,397,626)
Net realized and unrealized loss on investments	(1,016,637)

Net Decrease in Net Assets from Operations	$(1,039,062)

See accompanying Notes to Financial Statements.

Riverbridge Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2014 (Unaudited)	For the Period December 31, 2012* through November 30, 2013
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(22,425)	$(26,896)
Net realized gain on investments	380,989	165,109
Net change in unrealized appreciation/depreciation on investments	(1,397,626)	6,058,315
Net increase (decrease) in net assets resulting from operations	(1,039,062)	6,196,528

Distributions to Shareholders:
From net realized gain
Investor class	(30,905)	-
Institutional class	(124,176)	-
Total distributions to shareholders	(155,081)	-

Capital Transactions:
Net proceeds from shares sold:
Investor class	2,332,977	5,808,885
Institutional class	13,766,052	19,894,860
Reinvestment of distributions:
Investor class	30,357	-
Institutional class	97,522	-
Cost of shares redeemed:
Investor class1	(384,331)	(147,322)
Institutional class2	(556,476)	(162,654)
Net increase in net assets from capital transactions	15,286,101	25,393,769

Total increase in net assets	14,091,958	31,590,297

Net Assets:
Beginning of period	31,590,297	-
End of period	$45,682,255	$31,590,297

Accumulated net investment income (loss)	$(22,425)	$-

Capital Share Transactions:
Shares sold:
Investor class	173,562	477,896
Institutional class	1,016,485	1,882,764
Shares reinvested:
Investor class	2,260	-
Institutional class	7,245	-
Shares redeemed:
Investor class	(28,722)	(11,594)
Institutional class	(41,627)	(12,453)
Net increase from capital share transactions	1,129,203	2,336,613

*	Commencement of operations.
1	Net of redemption fee proceeds of $249 and $1,145, respectively.
2	Net of redemption fee proceeds of $462 and $765, respectively.

See accompanying Notes to Financial Statements.

Riverbridge Growth Fund
FINANCIAL HIGHLIGHTS
Investor Class

Per share operating performance.
For a capital share outstanding throughout each period.
	For the Six Months Ended May 31, 2014 (Unaudited)		For the Period December 31, 2012* through November 30, 2013
Net asset value, beginning of period	$13.50		$10.00
Income from Investment Operations:
Net investment loss1	(0.02)		(0.04)
Net realized and unrealized gain (loss) on investments	(0.27)		3.53
Total from investment operations	(0.29)		3.49

Less Distributions:
From net realized gain	(0.07)		-
Total distributions	(0.07)		-

Redemption fee proceeds	-	2	0.01

Net asset value, end of period	$13.14		$13.50

Total return3	(2.19%)	4	35.00%	4

Ratios and Supplemental Data
Net assets, end of period (in thousands)	$8,062		$6,293

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.73%	5	2.25%	5
After fees waived and expenses absorbed	1.25%	5	1.25%	5
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(0.80)%	5	(1.37)%	5
After fees waived and expenses absorbed	(0.32)%	5	(0.37)%	5
Portfolio turnover rate	5%	4	9%	4

*	Commencement of operations.
1	Based on average shares outstanding during the period.
2	Amount represents less than $0.01 per share.
3
Total returns would have been lower had expenses not been waived or absorbed by the Advisor.  Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4	Not annualized.
5	Annualized.

See accompanying Notes to Financial Statements.

Riverbridge Growth Fund
FINANCIAL HIGHLIGHTS
Institutional Class

Per share operating performance.
For a capital share outstanding throughout each period.
	For the Six Months Ended May 31, 2014 (Unaudited)		For the Period December 31, 2012* through November 30, 2013
Net asset value, beginning of period	$13.53		$10.00
Income from Investment Operations:
Net investment loss1	-	2	(0.01)
Net realized and unrealized gain (loss) on investments	(0.27)		3.54
Total from investment operations	(0.27)		3.53

Less Distributions:
From net realized gain	(0.07)		-
Total distributions	(0.07)		-

Redemption fee proceeds	-	2	-	2

Net asset value, end of period	$13.19		$13.53

Total return3	(2.03%)	4	35.30%	4

Ratios and Supplemental Data
Net assets, end of period (in thousands)	$37,620		$25,297

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.48%	5	2.00%	5
After fees waived and expenses absorbed	1.00%	5	1.00%	5
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(0.55)%	5	(1.12)%	5
After fees waived and expenses absorbed	(0.07)%	5	(0.12)%	5
Portfolio turnover rate	5%	4	9%	4

*	Commencement of operations.
1	Based on average shares outstanding during the period.
2	Amount represents less than $0.01 per share.
3
Total returns would have been lower had expenses not been waived or absorbed by the Advisor.  Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4	Not annualized.
5	Annualized.

See accompanying Notes to Financial Statements.

Riverbridge Growth Fund
NOTES TO FINANCIAL STATEMENTS
May 31, 2014 (Unaudited)

Note 1 – Organization
Riverbridge Growth Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund seeks to achieve long-term capital appreciation.  The Fund commenced investment operations on December 31, 2012, with two classes of shares, Investor Class and Institutional Class.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on trade date.  Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

Riverbridge Growth Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2014 (Unaudited)

The Fund incurred offering costs of approximately $27,305, which were amortized over a one‐year period from December 31, 2012 (commencement of operations).

(c) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination.  A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities.  As of and during the six months ended May 31, 2014, the Fund did not have a liability for any unrecognized tax benefits.  The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d) Distributions to Shareholders
The Fund will make distributions of net investment income and capital gains, if any, at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Riverbridge Partners, LLC (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.75% of the Fund’s average daily net assets. The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses to ensure that total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.25% and 1.00% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively.  This agreement is effective until March 31, 2015, and may be terminated by the Trust’s Board of Trustees.

Riverbridge Growth Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2014 (Unaudited)

For the six months ended May 31, 2014, the Advisor waived $98,591 of its advisory fees The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed, if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived.  The Advisor is permitted to seek reimbursement from the Fund for a period of three fiscal years following the fiscal year in which such reimbursements occurred.  At May 31, 2014, the amount of these potentially recoverable expenses was $291,668. The Advisor may recapture all or a portion of this amount no later than November 30, of the years stated below:

2016	$ 193,077
2017	98,591

IMST Distributors, LLC serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator.  UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC.  The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the six months ended May 31, 2014, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Fund’s allocated fees incurred for CCO services for the six months ended, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At May 31, 2014, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$41,578,272

Gross unrealized appreciation	$5,826,857
Gross unrealized depreciation	(1,166,168)

Net unrealized appreciation on investments	$4,660,689

As of November 30, 2013, the components of accumulated earnings/deficit on a tax basis were as follows:

Undistributed ordinary income	$155,070
Undistributed long-term capital gains	-
Tax accumulated earnings	155,070

Accumulated capital and other losses	-
Net unrealized appreciation on investments	6,058,315
Total accumulated earnings	$6,213,385

Riverbridge Growth Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2014 (Unaudited)

The tax character of the distributions paid during the fiscal year ended November 30, 2013, were as follows:

Distributions paid from:	2013
Ordinary Income	$-
Net long-term capital gains	-
Total distributions paid	$-

Note 5 – Redemption Fee
The Fund may impose a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 90 days of purchase. For the six months ended May 31, 2014, the Fund received $711 in redemption fees.

Note 6 – Investment Transactions
For the six months ended May 31, 2014, purchases and sales of investments, excluding short-term investments, were $16,592,054 and $1,835,119, respectively.

Note 7 – Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its shares.  With respect to the Investor Class, the Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets attributable to Investor Class. Institutional Class does not pay any distribution fees.

For the six months ended May 31, 2014, distribution fees incurred are disclosed on the Statement of Operations.

Note 8 – Shareholder Servicing Plan
The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.10% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended May 31, 2014, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 9 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

Riverbridge Growth Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2014 (Unaudited)

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of May 31, 2014, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2**	Level 3**	Total
Investments
Common Stocks*	$44,608,679	$-	$-	$44,608,679
Short-Term Investments	1,630,282	-	-	1,630,282
Total Investments	$46,238,961	$-	$-	$46,238,961

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 2 or 3 securities at period end.

Transfers are recognized at the end of the reporting period.  There were no transfers at period end.

Note 11 – Disclosures about Offsetting Assets and Liabilities
Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Note 12 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

Riverbridge Growth Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2014 (Unaudited)

At a meeting of the Board of Trustees of Investment Managers Series Trust (the “Trust”) held on June 19, 2014, John P. Zader indicated that he would be retiring from UMB Fund Services, Inc. on June 27, 2014, and resigned as President of the Trust.  The Board of Trustees appointed Maureen Quill, Chief Operating Officer of UMB Fund Services, Inc., as President of the Trust effective June 20, 2014.  Mr. Zader will continue as a Trustee of the Trust.

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Riverbridge Growth Fund
EXPENSE EXAMPLE
For the Six Months Ended May 31, 2014 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (Investor Class only), and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 12/1/13 through 5/31/14.

Actual Expenses
The information in the rows titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the rows titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Investor Class	12/1/13	5/31/14	12/1/13 – 5/31/14*
Actual Performance	$1,000.00	$978.10	$6.17
Hypothetical (5% annual return before expenses)	1,000.00	1,018.70	6.29

Institutional Class	12/1/13	5/31/14	12/1/13 – 5/31/14*
Actual Performance	$1,000.00	$979.70	$4.93
Hypothetical (5% annual return before expenses)	1,000.00	1,019.95	5.04

*
Expenses are equal to the Fund’s annualized expense ratio of 1.25% and 1.00% Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six month period).  The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

RIVERBRIDGE GROWTH FUND
a series of the Investment Managers Series Trust

Investment Advisor
Riverbridge Partners, LLC
1200 IDS Center
80 South Eighth Street
Minneapolis, Minnesota 55402

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri  64106

Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin  53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Riverbridge Growth Fund - Investor Class	RIVRX	46141P 305
Riverbridge Growth Fund - Institutional Class	RIVBX	46141P 404

Privacy Principles of the Riverbridge Growth Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Riverbridge Growth Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 447-4470  or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 447-4470 or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at www.sec.gov. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Riverbridge Growth Fund
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (888) 447-4470

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	8/07/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	8/07/2014

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	8/07/2014